Offerings - Offering: 1	Nov. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	28,532,444
Proposed Maximum Offering Price per Unit	3.85
Maximum Aggregate Offering Price	$ 109,849,909.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,170.27
Offering Note	Estimated solely for purposes of calculating the registration fee according to Rule 457(c) under the Securities Act of 1933 based on the average of the high and low prices of the Registrant’s Class A Common Stock quoted on The Nasdaq Stock Market LLC on November 7, 2025.